Convertible debentures, convertible note, and short-term loan	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Convertible debentures, convertible note, and short-term loan [Text Block]

8.    Convertible debentures, convertible note, and short-term loan

Convertible debentures

On December 10, 2019, the Company issued convertible debentures (the "Debentures") through a non-brokered private placement for an aggregate principal amount of $9.5 million. Certain directors and an officer of the Company subscribed for Debentures totalling $2 million in principal amount. Each Debenture consisted of $1,000 principal amount, bore interest at a rate of 8.5% per annum, payable semi-annually in arrears and was unsecured.

The Debentures were convertible at the option of the holder, in whole or in part, into common shares of the Company at a conversion price of $1.05 per share. During the year ended March 31, 2021, the holders of the Debentures converted principal amount of $1,704,500 for the issuance of 1,623,327 common shares of the Company.

Burcon had the right, at its sole discretion, to force the conversion of the Debentures if the shares traded at or above $2.15 for a period of 14 consecutive trading days. The Company determined it had met this condition between August 12 to August 31, 2020 and issued a notice to the holders of the Debentures for conversion of the Debentures to common shares on September 8, 2020. As a result of the conversion of $7,795,500 of outstanding principal amount of the Debentures, an aggregate of 7,424,274 common shares were issued to the holders of the Debentures.

For the year ended March 31, 2022, the Company recorded interest expense of $nil (2021 - $637,522; 2020 - $nil).

Convertible note

The Company had a convertible note (the "Note") with Large Scale Investments Limited ("Large Scale'), a wholly owned subsidiary of Firewood Elite Limited ("Firewood"), for the principal amount of $2.0 million (the "Principal Amount"). The Note bore interest at 8% per annum, compounded monthly. Firewood, a related party of Burcon that has significant influence over the Company, is wholly owned by Mr. Alan Chan, a director of the Company.

On May 21, 2019, the Company and Large Scale amended (the "Amendment") the Note's Maturity Date to June 21, 2019, as well as providing Large Scale with the right to offset any amounts due to it under the Note against any obligations of Large Scale to pay for subscription proceeds of any rights offering that Burcon may conduct. In connection with the 2019 Rights Offering (note 9(a)), Large Scale exercised its right to offset the amounts due under the Note against its obligations to pay for subscription proceeds under the 2019 Rights Offering. The offset was completed on June 25, 2019. The total amount offset under the Note included the principal amount and accrued interest of $2,565,022.

The conversion option was recorded as a derivative liability. Under the terms of the Note, there are certain conditions where the conversion price may be adjusted. Therefore, in accordance with IFRS, an obligation to issue shares for a price that is not fixed must be classified as a derivative liability and measured at fair value, with changes recognized in change in fair value of conversion option in the consolidated statement of operations and comprehensive loss.

The conversion and prepayment options were recorded as a net derivative liability and measured at fair value, with changes in fair value recorded in the consolidated statement of operations and comprehensive loss. The fair value of the conversion and prepayment options was estimated based on a methodology for pricing convertible bonds using the Partial Differential Equation Method, with the following initial assumptions: expected volatility of 63%; expected dividend per share of $nil; risk-free rate of 0.60%, entity-specific credit spread, and expected life of 3 years. The assumptions as at March 31, 2019 were as follows: expected volatility of 99%, expected dividend per share of $nil; risk-free rate of 1.63%, initial entity-specific credit spread adjusted by the movement in the option adjusted spread of the Canada High Yield Index, and expected life of 1.1 years. The initial fair value of the net derivative liability was estimated as $189,705 as at the issue date of the Note. As at March 31, 2019, the fair value of the net derivative liability was estimated to be $5,384. Upon the offset by Large Scale of its obligations to pay for subscription proceeds under the 2019 Rights Offering, the net derivative liability was expensed during fiscal 2020 as financing expense.

Short-term loan

During the year ended March 31, 2020, the Company had a short-term loan with Large Scale to provide Burcon with an unsecured loan for up to $1.5 million (the "Loan"). The Loan bore interest at 18% per annum on the amount drawn, and 3% per annum on the undrawn portion. The Loan provided the Lender with the right to offset any amount due to it under the Note against any obligations of the Lender to pay for subscription proceeds of any rights offering that Burcon may conduct. In connection with the 2019 Rights Offering (note 9(a)), Large Scale exercised its right to offset the amounts due under the Loan against its obligations to pay for subscription proceeds under the 2019 Rights Offering. The offset was completed on June 25, 2019 for $1,436,629 against the principal amount. The balance of the principal amount of $63,371 and accrued interest of $107,173 was repaid to Large Scale in cash on June 28, 2019.